Acquisitions Of Multifamily Apartment Communities And Undeveloped Land (Tables)	9 Months Ended
Sep. 30, 2013
Business Acquisition [Line Items]
Schedule Of Business Acquisitions, By Acquisition

		St. James	Creekstone		Fountains
	Vintage	Goose Creek	at RTP	Talison Row	Southend	Total

Fair Value of Net Assets Acquired	$15,250,000	$27,400,000	$35,800,000	$48,050,000	$40,900,000	$167,400,000
Purchase Price	$15,250,000	$27,400,000	$35,800,000	$48,050,000	$34,000,000	$160,500,000
Net Assets Acquired/Purchase Price Allocated:
Land	$1,139,691	$3,003,475	$2,969,485	$4,018,372	$6,263,225	$17,394,248
Site Improvements	943,442	1,033,074	1,024,077	1,160,952	1,379,691	5,541,236
Building	12,436,739	22,255,193	30,823,316	41,294,163	30,739,425	137,548,836
Furniture, fixtures and equipment	310,825	440,510	301,982	803,675	730,710	2,587,702
Intangible assets - in place leases	419,303	667,748	681,140	772,838	771,880	3,312,909
Intangible assets - property tax abatement	-	-	-	-	1,015,069	1,015,069
Total	$15,250,000	$27,400,000	$35,800,000	$48,050,000	$40,900,000	$167,400,000

Business Acquisition, Pro Forma Information

	Three months ended		Nine months ended

	September 30,		September 30,
	2013	2012	2013	2012
Unaudited pro forma financial information:
Pro forma revenue	$8,797,751	$5,814,016	$23,242,781	$16,139,598
Pro forma income (loss) from continuing operations	$371,168	$(3,287,570)	$(9,258,414)	$(8,858,362)

BSP/Sunnyside, LLC [Member]
Business Acquisition [Line Items]
Allocation Of Business Combination

Cash	$ 147,679
Land	$ 1,452,321